TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) ITEM	Dec. 31, 2016 USD ($) ITEM	Dec. 31, 2015 USD ($) ITEM
Senior Management [Member]
Related Party Transaction [Line Items]
Compensation and benefits, including benefit component of option grants | $	$ 1,615	$ 1,464	$ 1,236
Number of individuals to which this benefit related | ITEM	5	5	5
Chairman of the Board [Member]
Related Party Transaction [Line Items]
Compensation and benefits, including benefit component of option grants | $	$ 167	$ 167	$ 173
Number of individuals to which this benefit related | ITEM	1	1	1
Directors [Member]
Related Party Transaction [Line Items]
Compensation and benefits, including benefit component of option grants | $	$ 150	$ 161	$ 161
Number of individuals to which this benefit related | ITEM	5	6	5